BUSINESS SEGMENT INFORMATION (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of operating segments [line items]
Number of geographical selling regions | item	2
Revenue	$ 4,765	$ 4,669	$ 4,634
Reclassified revenue			58
United Kingdom
Disclosure of operating segments [line items]
Revenue	244	266	301
United States of America
Disclosure of operating segments [line items]
Revenue	2,332	2,299	2,217
Other
Disclosure of operating segments [line items]
Revenue	2,189	2,104	2,116
Sports Medicine Joint Repair
Disclosure of operating segments [line items]
Revenue	984	932	883
Arthroscopic Enabling Technologies
Disclosure of operating segments [line items]
Revenue	599	597	604
Trauma & Extremities
Disclosure of operating segments [line items]
Revenue	495	475	497
Other Surgical Businesses
Disclosure of operating segments [line items]
Revenue	627	587	548
Knee Implants
Disclosure of operating segments [line items]
Revenue	615	631	631
Hip Implants
Disclosure of operating segments [line items]
Revenue	189	214	205
Advanced Wound Care
Disclosure of operating segments [line items]
Revenue	720	719	755
Advanced Wound Bioactives
Disclosure of operating segments [line items]
Revenue	342	342	344
Advanced Wound Devices
Disclosure of operating segments [line items]
Revenue	$ 194	$ 172	$ 167